J. & W. Seligman & Co.
                                  Incorporated


                                                                     May 2, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Seligman Portfolios, Inc. (the "Fund") and each of its:
       Seligman Capital Portfolio
       Seligman Communications and Information Portfolio
       Seligman Frontier Portfolio
       Seligman Global Technology Portfolio
       Seligman Small-Cap Value Portfolio
          (the "Portfolios")
     Post-Effective Amendment No. 29
     File Nos.  33-15253 and 811-5221

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for the Fund and each of its Portfolios, that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2002.

         If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                                          Very truly yours,

                                                          /s/Jennifer G. Muzzey

                                                          Jennifer G. Muzzey
                                                          Legal Assistant
                                                          Law & Regulation
JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864